TEMPORARY EQUITY (Tables)	3 Months Ended
Jan. 31, 2022
Temporary Equity
SCHEDULE OF PREFERRED STOCK REDEMPTION LIABILITY

In measuring the preferred stock redemption liability at January 31, 2022 (issuance date), the Company used the following inputs in its binomial model:

January 31, 2022
Exercise Price	$0.25
Stock Price	$0.136
Volatility %	105%
Risk Free Rate	1.00%